INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2016
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	726	113	-	839
Debt securities issued by other governments and public sector entities	8.540	131	-	8.671
Foreign treasury bills	229	-	-	229
Debt securities issued by companies incorporated in Greece	65	-	-	65
Debt securities issued by companies incorporated outside Greece	46	-	(3)	43
Equity securities issued by companies incorporated in Greece	18	11	-	29
Equity securities issued by companies incorporated outside Greece	11	11	-	22
Mutual Fund units	15	3	-	18
Total available-for-sale securities	9.650	269	(3)	9.916

	2017
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	807	388	-	1.195
Debt securities issued by other governments and public sector entities	1.643	18	(28)	1.633
Foreign treasury bills	234	-	-	234
Debt securities issued by companies incorporated in Greece	175	4	-	179
Debt securities issued by companies incorporated outside Greece	25	-	(1)	24
Equity securities issued by companies incorporated in Greece	21	16	-	37
Equity securities issued by companies incorporated outside Greece	10	15	-	25
Mutual Fund units	4	1	-	5
Total available-for-sale securities	2.919	442	(29)	3.332

Investment Securities Fair Value Tables [Text Block]
The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2016. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2016
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by companies incorporated outside Greece	10	-	13	(3)	23	(3)
Total available-for-sale securities	10	-	13	(3)	23	(3)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2017. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2017
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by other governments and public sector entities	1.220	(28)	21	-	1.241	(28)
Debt securities issued by companies incorporated outside Greece	-	-	13	(1)	13	(1)
Total available-for-sale securities	1.220	(28)	34	(1)	1.254	(29)

Investment Securities Scheduled Maturities Available For Sale Securities Tables [Text Block]

The scheduled maturities of available-for-sale securities at December 31, 2016 and 2017 were as follows:
	2016		2017

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)
Due in one year or less	1.993	1.998	278	278
Due from one to five years	5.609	5.680	788	805
Due from five to ten years	1.720	1.783	163	174
Due after ten years	283	386	1.655	2.008
Total debt securities	9.605	9.847	2.884	3.265
Equity securities and mutual fund units	45	69	35	67
Total	9.650	9.916	2.919	3.332

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale securities for 2015, 2016 and 2017.
	2015	2016	2017
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	1	4	40
Debt securities issued by other governments and public sector entities	1	67	19
Corporate debt securities	6	-	4
Equity securities	1	27	8
Total gross realized gains on sales of available for sale securities	9	98	71
Gross realized losses on sales of available for sale securities
Greek government bonds	(12)	(3)	-
Debt securities issued by other governments and public sector entities	(3)	(2)	(1)
Corporate debt securities	(1)	(5)	-
Equity securities	(2)	-	-
Total gross realized losses on sales of available for sale securities	(18)	(10)	(1)
Net realized gains / (losses) on sales of available for sale securities	(9)	88	70

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	(23)	-	-
Equity securities	(2)	(2)	-
Mutual fund units	(1)	-	-
Total Other-Than-Temporary-Impairment	(26)	(2)	-
Net gains / (losses) on available for sale securities	(35)	86	70

The gain from debt securities issued by other governments and public sector entities in 2017 includes EUR 16 million relating to EFSF and ESM bonds sold during 2017.